Consolidated statements of financial position - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 1,645,425	R$ 826,187
Short-term investments	953,762	478,364
Restricted cash	304,920	133,391
Trade receivables	1,229,530	853,328
Inventories	199,213	180,141
Recoverable taxes	309,674	360,796
Derivative assets	3,500
Advance to suppliers and third parties	142,338	55,132
Other assets	139,015	423,496
Total current assets	4,927,377	3,310,835
Non-current assets
Deposits	1,968,355	1,612,295
Restricted cash	139,386	688,741
Advance to suppliers and third parties	48,387
Recoverable taxes	174,142	95,873
Deferred taxes	59,809	73,822
Other credits and amounts	991
Derivative assets	143,969
Investments	1,254	1,177
Property, plant and equipment	6,058,101	2,818,057
Intangible assets	1,776,675	1,777,466
Total non-current assets	10,371,069	7,067,431
Total	15,298,446	10,378,266
Current liabilities
Loans and financing	2,543,039	1,103,206
Leases	1,404,712	255,917
Suppliers	1,286,275	1,403,815
Suppliers - forfeiting	554,467	365,696
Salaries, wages and benefits	396,010	368,764
Taxes payable	116,523	111,702
Landing fees	728,339	556,300
Air traffic liability	1,966,148	1,673,987
Mileage program	1,009,023	826,284
Advances from customers	16,424	169,967
Provisions	203,816	70,396
Derivatives	9,080	195,444
Other liabilities	128,744	99,078
Total current liabilities	10,362,600	7,200,556
Non-current liabilities
Loans and financing	5,866,802	5,340,601
Leases	4,648,068	656,228
Suppliers	10,142	120,137
Provisions	1,053,240	829,198
Mileage program	171,651	192,569
Deferred taxes	244,041	227,290
Taxes payable	84	54,659
Derivatives	11,270	214,218
Other liabilities	35,965	48,161
Total non-current liabilities	12,041,263	7,683,061
Equity (deficit)
Capital stock	3,008,178	2,942,612
Advances for future capital increase	584	2,818
Treasury shares	(102,543)	(126)
Capital reserves	225,276	205,889
Equity valuation adjustments	188,247	259,962
Accumulated losses	(10,996,413)	(8,396,567)
Deficit attributable to equity holders of the parent company	(7,676,671)	(4,985,412)
Non-controlling interest (NCI)	571,254	480,061
Total deficit	(7,105,417)	(4,505,351)
Total liabilities and deficit	R$ 15,298,446	R$ 10,378,266